ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2022
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	As of September 30,
	2022	2021
Accounts receivable, gross	$28,618,255	$29,346,829
Less: allowance for doubtful accounts	(255,322)	(2,221,870)
Accounts receivable, net	$28,362,933	$27,124,959

Schedule of changes of allowance for doubtful accounts

	As of September 30,
	2022	2021
Beginning balance	$2,221,870	$2,020,373
Additional reserve through bad debt expense	192,298	92,943
Reduction due to accounts receivable factoring	(2,104,366)	—
Exchange difference	(54,480)	108,554
Ending balance	$255,322	$2,221,870